Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (6,900)	$ (8,330)	$ (8,214)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	4,418	5,320	5,500
Amortization of special survey costs	253	240	133
Amortization and write-off of financing costs	328	258	386
Vessel impairment charge			2,282
Gain from debt extinguishment			(4,306)
Loss from financial derivative instrument	1	27	19
Loss on vessel held-for-sale		2,756
Gain on sale of vessel, net	(7)
Bad debt provisions		26	13
Issuance of common stock under the promissory note	169	113
Changes in assets and liabilities:
Inventories	(180)	306	209
Trade accounts receivable, net	571	1,316	(1,895)
Due from related parties	(2,308)
Prepayments and other assets	239	(210)	227
Special surveys cost	(1,068)	(435)	(588)
Trade accounts payable	(939)	(274)	2,499
Due to related parties	(6,849)	3,447	1,277
Hire collected in advance	(689)	993	422
Accrued and other liabilities	(69)	108	(167)
Net cash (used in) / provided by operating activities	(13,030)	5,661	(2,203)
Cash flows from investing activities:
Advances for ballast water treatment system		(47)
Proceeds from the sale of vessel, net	13,197
Vessel additions	(25)
Ballast water treatment system installation	(542)	(470)	(99)
Net cash (used in) / provided by investing activities	12,630	(517)	(99)
Cash flows from financing activities:
Proceeds from long-term debt	15,250		44,500
Repayment of long-term debt	(19,909)	(4,503)	(43,640)
Gross proceeds from issuance of common stock		354	315
Common stock offerings costs	(57)	(23)	(407)
Gross proceeds from the issuance of Series A Convertible Preferred Shares	4,571
Series A Convertible Preferred Shares offering costs	(260)
Dividend distributions declared and paid	(69)
Payment for financial derivative instrument			(47)
Payment of financing costs	(265)		(908)
Net cash used in financing activities	(739)	(4,172)	(187)
Net (decrease) / increase in cash and cash equivalents and restricted cash	(1,139)	972	(2,489)
Cash and cash equivalents and restricted cash at the beginning of the year	5,176	4,204	6,693
Cash and cash equivalents and restricted cash at end of the year	4,037	5,176	4,204
SUPPLEMENTAL INFORMATION:
Cash paid for interest	4,432	5,163	4,283
Non-cash financing activities - issuance of common stock under the promissory note	226	113
Unpaid portion of ballast water treatment system installation	174	56
Unpaid portion for common stock offering costs	$ 35	$ 57